Statements of Cash Flows - Adjustments for Income and Expenses from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments to reconcile profit (loss) [abstract]
Interest income	₩ (73,064)	₩ (87,245)	₩ (70,055)
Dividends	(57,060)	(35,818)	(43,014)
Gain on foreign currency translations	(3,671)	(9,344)	(1,199)
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net	63,602	(321,787)	(10,928)
Gain on disposal of property and equipment and intangible assets	(127,058)	(37,316)	(21,898)
Gain relating to financial instruments at FVTPL	(58,256)	(190,368)	(115,043)
Interest expense	383,194	403,129	389,813
Loss on foreign currency translations	3,029	3,575	1,227
Other finance costs	23,367	0	0
Loss on sale of accounts receivables-other	17,513	35,317	65,027
Income tax expense	347,177	374,670	342,242
Expense related to defined benefit plan	120,568	130,581	124,439
Share option	(744)	6,696	18,889
Bonus paid by treasury shares	262	24,988	20,420
Depreciation and amortization	3,590,217	3,699,890	3,750,796
Bad debt for accounts receivables – trade	44,183	49,865	37,906
Loss on disposal of property and equipment and intangible assets	15,296	17,427	9,369
Impairment loss on property and equipment and intangible assets	3,140	94,736	10,369
Bad debt for accounts receivable – other	3,282	4,838	5,256
Loss relating to financial instruments at FVTPL	16,350	133,006	49,641
Loss on disposal of investment assets	7,298	0	0
Other income (expenses)	(2,718)	16,373	(16,919)
Increase in other provisions	107,924	0	0
Impairment Loss On Assets Held For Sale	12,320	0	0
Loss On Repayment Of Debenture	468	0	0
Adjustments for income and expenses from operating activities	₩ 4,436,619	₩ 4,313,213	₩ 4,546,338